Loan Payable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Loan Payable [Line Items]
Loan payable	$ 409,956
Loan From Third Party [Member]
Loan Payable [Line Items]
Annual interest rate	2.00%
Debt Instrument, Maturity Date	Nov. 15, 2026